PREMISES AND EQUIPMENT - Summary of premises and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 26,167	$ 20,555
Accumulated depreciation and amortization		(10,081)	(9,574)
Premises and equipment, net	$ 21,467	16,086	10,981
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		2,424	2,424
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		9,241	9,241
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		4,520	4,649
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		4,234	4,241
Construction in progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 5,748	$ 0